Summary of Significant Accounting Policies	6 Months Ended
Apr. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included in the Company’s unaudited condensed consolidated financial statement. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto for the year ended October 31, 2025 included in the other.

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise (“WFOE”) and VIEs over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. Operating results for the six months ended April 30, 2026, and 2025 are not necessarily indicative of the results that may be expected for the full year.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant accounting estimates include certain assumptions related to, among others, the valuation of the amount due from related parties, inventory valuations, the estimation of useful lives of property and equipment and intangible assets, allowance for expected credit losses, and income taxes, including the valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Functional and Presentation Currency

The functional currency of the Company is the currency of the primary economic environment in which the Company operates, which is Chinese Yuan (“RMB”). The RMB is not freely convertible into the US dollar and may be subject to PRC currency restrictions for payments, including the distributions of dividends or retained earnings to the Company by its subsidiaries.

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on translation of monetary items at period-end are included in income statement of the period.

For the purpose of presenting these financial statements, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, shareholder’s equity accounts are translated at historical rates, and income and expense items are translated at the periodic average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss) in the shareholder’s equity section of the balance sheets.

Exchange rate used for the translation as follows:

	As of
	April 30, 2026	October 31, 2025
Period end US$: RMB exchange rate	6.8273	7.1169

	For the six months ended
	April 30
	2026	2025
Period average US$: RMB exchange rate	6.9555	7.2681

Fair Values of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available. The three levels are defined as follow:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates the hierarchy disclosures each year.

Cash and Cash Equivalents

Cash consists of cash on hand and cash in bank, as well as balances in Douyin and Meituan accounts, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains cash with various financial institutions primarily in mainland China. The Company has not experienced any losses in bank accounts. The balances in Douyin and Meituan represent transaction balances from customers purchasing products through these platforms. Merchants’ income can be withdrawn within 1-3 business days without any restrictions.

Short-term investment

Short-term investments consist of bank term deposits maturing within one to three months. These deposits are measured at amortized cost, with interest income recognized using the contractual bank rates.

Accounts Receivable and allowance for credit losses

Accounts receivables are stated at the historical carrying amount net of allowance for expected credit losses.

The Company adopted ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” on January 1, 2023 using a modified retrospective approach. The Company also adopted this guidance to due from related parties, loans receivable from franchisees, other receivables. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors), and changes in the Company’s customer collection trends. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

Inventory

Inventories, which are primarily comprised of finished goods for sale, goods shipped to customer and raw materials, are stated at the lower of cost or net realizable value, using the weighted average method and is based on purchase cost. The Company evaluates the need for reserves associated with obsolete, slow-moving and non-salable inventory by reviewing net realizable values on a periodic basis.

Loans Receivable

Loans receivable is recorded at origination at the fair value less estimates for expected credit losses. Loans receivable is reviewed periodically to determine whether it‘’s carrying value has become impaired. The Company uses credit loss method to estimate the allowance for loans receivables.

Property and Equipment

Property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Office furniture	5 years
Motor Vehicle	4 years
Office equipment	2.5-5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Intangible assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent software at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Impairment charge recognized for the six months ended April 30, 2026 and 2025 was nil.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. According to the standard, financial statements are required to disclose material related-party transactions other than compensation arrangements, expense allowances, or other similar items that occur in the ordinary course of business. A related party is essentially any party that controls or can significantly influence the management or operating policies of the company to the extent that the company may be prevented from fully pursuing its own interests. Related parties include affiliates, investees accounted for by the equity method, trusts for the benefit of employees, principal owners, management, and immediate family members of owners or management. Transactions with related parties must be disclosed even if there is no accounting recognition made for such transactions (e.g., a service is performed without payment).

Lease

The Company recognizes right-of-use (“ROU”) assets and lease liabilities for its lease commitments with terms greater than one year. Contractual options to extend or terminate lease agreements are reflected in the lease term when they are reasonably certain to be exercised. The initial measurements of new ROU assets and lease liabilities are based on the present value of future lease payments over the lease term as of the commencement date. In determining future lease payments, the Company has elected not to separate lease and non-lease components. As the Company’s lease arrangements do not provide an implicit interest rate, we apply the Company’s incremental borrowing rate based on the information available at the commencement date in determining the present value of future lease payments. Relevant information used in determining the Company’s incremental borrowing rate includes the duration of the lease, transaction currency of the lease, and the Company’s credit risk relative to risk-free market rates. The Company’s ROU assets also include any initial direct costs incurred and exclude lease incentives. The Company’s lease agreements do not contain any significant residual value guarantees or restrictive covenants. All leases of the Company are classified as operating leases, with lease expense being recognized on a straight-line basis.

Revenue Recognition

In 2014, the FASB issued guidance on revenue recognition (“ASC 606”), with final amendments issued in 2016. The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to its clients. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

The Company generate revenues from sales of beauty products and devices, and management of beauty salon franchises.

Sales of Beauty Products and Devices:

The contracts for sales of beauty products and devices are established either through direct transactions or through formal agreements, creating enforceable rights and obligations for both parties. For these sales, the Company recognizes a single performance obligation: the transfer of goods to the customer. There are no additional identifiable promises within these contracts. The Company does not offer price protection but do allow for the return of goods in cases of quality issues, adhering to the standard warranty practices. The Company recorded reserve for sales returns was $nil for the six months ended April 30, 2026, and 2025.

For sales at our owned store locations, revenue is recognized at the point of transfer of control, typically when the customer makes payment and accepts the goods in-store.

Regarding online sales via third-party platforms, control is transferred, and revenue is recognized at the point of delivery to the customer, facilitated by express delivery services.

Sales and deliveries of beauty products and devices to the franchisees are treated as distinct performance obligations, separate from the franchise agreement. These transactions are not highly dependent on, nor are they integrated with, the franchise services, allowing the franchisee to benefit from the goods independently. Revenue from sales to franchisees is recognized upon the transfer of control of the goods, generally upon delivery. As franchisees take ownership and resell the products at their discretion, these transactions are not considered consignment sales.

Management of beauty salon franchises:

The Company’s franchise revenues comprise non-refundable initial franchise fees received from franchisees. The initial franchise services, which constitute the Company’s obligation under these agreements, include: (i) granting exclusive operating rights in a specific area, (ii) allowing the use of the “PARK HA” brand, and (iii) providing initial setup services. These setup services encompass assistance with site selection, marketing strategy formulation, and training for franchisee management and beauticians.

Following the revenue recognition standard ASC 606, we consider the initial franchise services indistinct from the ongoing rights provided during the franchise agreement term. Consequently, these services are treated as a single performance obligation. Accordingly, initial franchise fees are deferred and recorded as a “Contract Liability.” These fees are recognized over the franchise term as the performance obligation is satisfied, typically spanning one year.

The Company offers advertising and renovation subsidies to franchisees, calculated as a percentage of the franchise fee. Since these subsidies are not in exchange for distinct goods or services from franchisees, they are accounted for as a reduction in the transaction price of the franchise fee.

The Company also offers short-term loans to franchisees, with terms not exceeding six months. The loan amounts are based on the franchise fee and a fixed ratio. Given the short duration of these loans, as a practical expedient, the Company does not adjust the consideration for the effects of a significant financing component.

Contract liability

The contract liabilities consist of advances from customers, which relate to unsatisfied performance obligations at the end of each reporting period and consists of cash payments received in advance from customers in sales of beauty products and devices and unearned franchise fee. As of April 30, 2026 and October 31, 2025, the Company’s advances from customer deposit and unearned franchise fee amounted to $194,968 and $194,753, respectively.

The Company reports revenues net of applicable sales taxes and related surcharges.

Cost of revenues

Costs of sales of beauty products and devices consist primarily of materials costs, shipping and handling expenses, inspection costs and related costs, which are directly attributable to products. Write-down of inventories is also recorded in cost of sales, if any.

Costs of revenue of beauty salon franchises consist primarily of training costs, promotional material costs and related costs, which are directly attributable to franchises business.

Shipping and handling fees incurred to transport goods to customers are paid directly to the logistics company by customers.

Selling and marketing expense

Sales and marketing expenses consist primarily of salaries & wages expenses to sales and marketing personnel, promotion expenses, depreciation expense of leasehold improvements, rent expense, social insurance, and advertising cost etc. The Company expenses all advertising costs as incurred. Advertising costs were $14,947 and $3,010 for the six months ended April 30, 2026 and 2025, respectively.

General and administrative expenses

General and administrative expenses consist primarily of legal and other professional service fee, audit fee, salary & wages for employees involved in general corporate functions and those not specifically dedicated to research and development activities, depreciation of fixed assets which are not used in research and development activities, directors’ remuneration, rent, vehicle lease, training fee, conference fee, and other general corporate related expenses.

Research and development

The Company expenses research and development expenses when incurred as periodic costs. The Company recognized research and development expenses for the six months ended April 30, 2026, and 2025 in the amounts of $138,618 and $26,087, respectively. Research and development expenses primarily comprise of employees’ wages and benefits, outsourced research and development costs, as well as expenditures related to patent fees.

Value Added Tax (VAT)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Company is required to remit the VAT it collects to the tax authority but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the balance sheet.

Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the periods of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

A tax benefit from an uncertain tax position may be recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that the relevant taxing authority that has full knowledge of all relevant information will examine each uncertain tax position. Although the Company believes the estimates are reasonable, no assurance can be given that the final outcome of these matters will not be different than what is reflected in the historical income tax provisions and accruals.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income and other comprehensive income. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in foreign currency translation loss in the unaudited condensed consolidated statements of operations and comprehensive income.

Statutory Reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset the accumulated loss.

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. For the six months ended April 30, 2026 and 2025, the Company does not have any outstanding ordinary shares equivalents; therefore, a separate computation of diluted earnings (loss) per share is not presented.

Commitments and Contingencies

The Company follows ASC 450-20, “Loss Contingencies,” to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. There were no commitments or contingencies as of April 30, 2026 and October 31, 2025.

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The Company adopted ASU 2023-07 for the year ended October 31, 2025, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated balance sheets, results of operations, or cash flows.

Based on the criteria established by ASC 280, Segment Reporting, the Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews consolidated results when making decisions, allocating resources and assessing performance of the Company. The CODM considers that the Company has two business segments which are comprised of products sales and franchise service. As our long-lived assets are substantially located in the PRC, no geographical segments are presented.

The CODM evaluates segment performance and makes resource allocation decisions by regularly reviewing segment net income (loss), which is also reported as consolidated net income (loss) in the consolidated statements of operations and comprehensive income (loss). Segment assets are measured and reported as total consolidated assets on the consolidated balance sheets.

Concentration and risks

a) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions or trading platforms.

The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for expected credit losses primarily based upon the factors surrounding the credit risk of specific customers.

b) Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are RMB and U.S. dollars, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash, accounts receivable and accounts payable. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

Recent Accounting Pronouncements

Recently issued Accounting Standards Updates (“ASUs”) by the FASB are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on, or are unrelated to, its consolidated financial condition, results of operations, cash flows or disclosures.